Adoption of Accounting Pronouncement - Effect of adoption on previously reported amounts - Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on paid and unpaid losses	$ 1,921,231		$ 1,947,786			$ 901,820
Deferred acquisition costs	1,020,704		1,012,067
Market risk benefit assets, at fair value	144,636		131,186			153,070
Net tax assets	563,368		160,634			182,569
Assets	30,488,489		27,387,200			27,052,894
Life and health reserves, gross	2,859,257	[1]	2,497,519	[1]		2,937,823
Market risk benefit liabilities, at fair value	5,062		9,170			230,660
Net tax liabilities	57,584		38,576			106,946
Liabilities	22,064,068		20,989,881			20,011,157
Accumulated other comprehensive income	7,527		70,879			(220,625)
Retained earnings	6,478,960		4,388,506			4,902,308
Total shareholders’ equity	8,424,421		6,397,319		$ 7,357,428	7,041,737
Total liabilities and shareholders’ equity	$ 30,488,489		27,387,200			27,052,894
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on paid and unpaid losses			1,959,652				$ 901,063
Deferred acquisition costs			1,012,850
Market risk benefit assets, at fair value			0				0
Net tax assets			164,384				182,077
Assets			27,272,413				26,898,575
Life and health reserves, gross			2,510,293				2,704,229
Market risk benefit liabilities, at fair value			0				0
Net tax liabilities			29,154				131,621
Liabilities			20,984,063				19,571,578
Accumulated other comprehensive income			(7,669)				(96,005)
Retained earnings			4,358,085				5,062,948
Total shareholders’ equity			6,288,350				7,326,997
Total liabilities and shareholders’ equity			27,272,413				$ 26,898,575
LDTI Impact | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverable on paid and unpaid losses			(11,866)			757
Deferred acquisition costs			(783)
Market risk benefit assets, at fair value			131,186			153,070
Net tax assets			(3,750)			492
Assets			114,787			154,319
Life and health reserves, gross			(12,774)			233,594
Market risk benefit liabilities, at fair value			9,170			230,660
Net tax liabilities			9,422			(24,675)
Liabilities			5,818			439,579
Accumulated other comprehensive income			78,548			(124,620)
Retained earnings			30,421			(160,640)
Total shareholders’ equity			108,969			(285,260)
Total liabilities and shareholders’ equity			$ 114,787			$ 154,319

[1]	See Note 21 for additional information regarding related party transactions.